Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial data (unaudited)

	Interest Income	Net Interest Income	Net Income	Basic	Diluted
	(Dollars in thousands)
2013
First Quarter	$5,478	$4,837	$1,950	$0.28	$0.28
Second Quarter	5,554	4,898	1,492	0.22	0.21
Third Quarter	5,598	4,962	1,021	0.15	0.15
Fourth Quarter	5,773	5,103	1,622	0.23	0.23

2012
First Quarter	$5,691	$4,865	$2,002	$0.29	$0.29
Second Quarter	5,740	4,920	1,899	0.28	0.28
Third Quarter	5,674	4,889	65	0.01	0.01
Fourth Quarter	5,661	4,919	1,795	0.26	0.26